Shareholder Report, Holdings (Details) - SonicShares Global Shipping ETF	Mar. 31, 2026
Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Mitsui OSK Lines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SITC International Holdings Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Kawasaki Kisen Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AP Moller - Maersk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Matson, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Scorpio Tankers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hafnia Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Wallenius Wilhelmsen ASA - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
MARSHALL ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
NORWAY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cash & Other Region [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%